UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  6/30/99

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one):       [ ] is a restatement
                                            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

         Name:             First Austin Capital Management, Inc
         Address:          1600 West 38th Street, Suite 412
                           Austin, TX 7873

Form 13F File Number:      28-_______________

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorize to submit it, that all information contained herein is true, correct an complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:             Mark A. Coffelt
Title:            President
Phone:            (512) 458-8165

Signature, Place, and Date of Signing

/s/Mark A. Coffelt             Austin, TX                    7/15/99
[Signature]                 [City, State]                    [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager

                                         Title                                      Investment Discretion        Voting Authority
                                          of                                        ---------------------        ----------------
      Security                  Class    CUSIP            Market Value  Quantity   Sole  Share  Other Managers  Sole   Share   None
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCK
    ------------
ACR Group                         COM   00087B101             5,125.00      4,000     x                         4,000
ADAC Laboratories                 COM   005313200           805,475.00    111,100     x                       111,100
Advest                            COM   007566102           154,715.00      7,760     x                         7,760
Americaon Woodmark Corp           COM   030506109         1,751,925.00     49,700     x                        49,700
Applebees Int'l                   COM   037899101           513,029.00     17,030     x                        17,030
Astoria Financial Corp            COM   046265104            13,181.00        300     x                           300
Autodesk, Inc.                    COM   052769106           273,458.00      9,250     x                         9,250
Bank One Corp.                    COM   06423A103            43,481.00        730     x                           730
Bank United Corp.                 COM   065412108           690,150.00     17,200     x                        17,200
Bank of New York                  COM   064057102            14,675.00        400     x                           400
Bergen Brunswig Corp              COM   083739102           700,350.00     40,600     x                        40,600
Berkshire Hathaway                COM   084670108           826,800.00         12     x                            12
Bob Evans Farms                   COM   096761101             7,950.00        400     x                           400
Buckle Inc.                       COM   118440106         1,834,250.00     63,800     x                        63,800
Buffets, Inc.                     COM   119882108         2,590,720.00    225,280     x                       225,280
CDI Corp                          COM   125071100         3,256,375.00     95,600     x                        95,600
Centex Construction Products      COM   15231R109         2,044,087.00     59,900     x                        59,900
Centex Corp                       COM   152312104           854,934.00     22,760     x                        22,760
Champion Enterprises              COM   158496109         1,937,000.00    104,000     x                       104,000
Charter One Financial, Inc.       COM   160903100           604,950.00     21,800     x                        21,800
Chubb Corp                        COM   171232101           764,500.00     11,000     x                        11,000
Clair's Stores                    COM   179584107            27,552.00      1,070     x                         1,070
Clayton Homes                     COM   184190106         2,228,025.00    194,800     x                       194,800
Coachmen Industries               COM   189873102         3,513,075.00    151,100     x                       151,100
Coherent Technologies             COM   192479103           718,925.00     38,600     x                        38,600
Computer Associates               COM   204912109         1,029,300.00     18,800     x                        18,800
Computer Task Group               COM   205477102         1,331,100.00     78,300     x                        78,300
Conseco, Inc.                     COM   208464107           769,229.00     25,272     x                        25,272
Consolidated Freightways          COM   209232107         1,265,109.00     98,500     x                        98,500
Countrywide Credit                COM   222372104           753,255.00     17,620     x                        17,620
Dana Corp                         COM   235811106           442,205.00      9,600     x                         9,600
Delphi Financial Group Class A    COM   247131105         1,136,089.00     31,668     x                        31,668
Diebold, Inc.                     COM   253651103            79,062.00      2,750     x                         2,750
Dime Bancorp                      COM   25429Q102           228,419.00     11,350     x                        11,350
Doral Financial Corporation       COM   25811P100           741,750.00     43,000     x                        43,000
Federal Nat'l Mortgage            COM   313586109            13,650.00        200     x                           200
Federal Home Loan Mortgage Co.    COM   313400301           121,800.00      2,100     x                         2,100
First Republic Bank               COM   336158100           448,531.00     15,500     x                        15,500
First Union Corp.                 COM   337358105            10,744.00        228     x                           228
FirstFed Financial                COM   337907109         3,667,125.00    190,500     x                       190,500
Fluor Corporation                 COM   343861100           714,825.00     17,650     x                        17,650


                                         Title                                      Investment Discretion        Voting Authority
                                          of                                        ---------------------        ----------------
      Security                  Class    CUSIP            Market Value  Quantity   Sole  Share  Other Managers  Sole   Share   None
-----------------------------------------------------------------------------------------------------------------------------------
GT Interactive Software           COM   36236E109           414,400.00    118,400     x                       118,400
Hon Industries                    COM   438092108           791,287.00     27,110     x                        27,110
Household International           COM   441815107           502,175.00     10,600     x                        10,600
Katy Industries                   COM   486026107             6,370.00        490     x                           490
Kaufman and Broad Home Corp.      COM   55262L100         1,766,871.00     71,030     x                        71,030
LaFarge Corp.                     COM   505862102           823,933.00     23,250     x                        23,250
Lehman Brothers                   COM   524908100           387,660.00      6,240     x                         6,240
Lone Star Industries              COM   542290408         1,766,871.00     35,500     x                        35,500
MBNA Corp.                        COM   55262L100         1,130,062.00     36,900     x                        36,900
MTS Systems                       COM   553777103           173,062.00     14,200     x                        14,200
Manpower Inc.                     COM   56418H100         1,862,037.00     82,300     x                        82,300
Mentor Corp.                      COM   587188103           642,004.00     34,470     x                        34,470
Micro Warehouse, Inc.             COM   59501B105           768,625.00     43,000     x                        43,000
Morgan Keegan                     COM   617410105           645,769.00     34,100     x                        34,100
NCI Building Systems Inc.         COM   628852105           519,412.00     24,300     x                        24,300
National RV Holdings, Inc.        COM   637277104         1,641,725.00     67,700     x                        67,700
Natures Sunshine Products         COM   639027101         1,745,100.00    166,200     x                       166,200
North Face. Inc                   COM   659317101           649,775.00     65,800     x                        65,800
OfficeMax                         COM   67622M108           796,200.00     66,350     x                        66,350
PaineWebber                       COM   695629105            58,437.00      1,250     x                         1,250
Payless Soe Source                COM   704379106           518,950.00      9,700     x                         9,700
Pediatrix Medical Group           COM   705324101         2,356,625.00    110,900     x                       110,900
Peoples Heritage Financial Group  COM   711147108         1,676,194.00     89,100     x                        89,100
Pomeroy Computer Resources, Inc.  COM   731822102         1,712,919.00    122,900     x                       122,900
Power Corp of Canada              COM   739239101           829,578.00     43,160     x                        43,160
Premark Int'l                     COM   740459102            33,750.00        900     x                           900
Resource Bancshares               COM   761197102         1,581,575.00    154,300     x                       154,300
Roadway Express                   COM   769742107         2,233,937.00    115,300     x                       115,300
Roberts Pharmaceutical            COM   770491108            25,680.00      1,070     x                         1,070
Ross Stores                       COM   778296103           696,609.00     13,880     x                        13,880
Scientific Games Holdings         COM   808747109           727,350.00     37,300     x                        37,300
Sea Containers Class A            COM   811371707         2,154,712.00     64,200     x                        64,200
Sears Roebuck & Co.               COM   812387108            66,844.00      1,500     x                         1,500
Southdown Inc.                    COM   841297104           356,073.00      5,542     x                         5,542
Sovereign Bancorp, Inc.           COM   845905108         2,171,902.00    178,200     x                       178,200
SpaceLabs Medical                 COM   846247104           167,987.00      8,900     x                         8,900
Standard Pacific Corp.            COM   85375C101         2,735,330.00    210,410     x                       210,410


                                         Title                                      Investment Discretion        Voting Authority
                                          of                                        ---------------------        ----------------
      Security                  Class    CUSIP            Market Value  Quantity   Sole  Share  Other Managers  Sole   Share   None
-----------------------------------------------------------------------------------------------------------------------------------

Sterling Software, Inc.           COM   859547101           734,976.00     27,800     x                        27,800
Symantec Corp.                    COM   871503108         4,951,845.00    194,190     x                       194,190
T-HQ, Inc.                        COM   872443403         2,190,750.00     76,200     x                        76,200
TJX Companies, Inc.               COM   872540109            43,306.00      1,300     x                         1,300
Timken Co.                        COM   887389104            31,200.00      1,600     x                         1,600
Tommy Hilfiger Corp.              COM   G8915Z102           388,225.00      5,300     x                         5,300
Transworld Entertainment Corp     COM   89336Q100         2,708,937.00    243,500     x                       243,500
US Freightways Corporation        COM   916906100         1,736,719.00     37,500     x                        37,500
United Retail Group               COM   911380103           936,237.00     61,900     x                        61,900
Vicorp Restaurants                COM   925817108            49,350.00      2,820     x                         2,820
Wallace Computer Services         COM   932270101         1,912,500.00     76,500     x                        76,500
Warnaco Group, Inc.               COM   93439010          1,880,525.00     70,300     x                        70,300
Washington Mutual                 COM   939322103           722,285.00     20,310     x                        20,310
Werner Enterprises                COM   950755108            52,643.00      2,537     x                         2,537
Wet Seal Inc.                     COM   961840105           649,787.00     22,700     x                        22,700
Winnebago                         COM   974637100            15,750.00        700     x                           700
World Fuel Services Corp          COM   981475106         2,402,775.00    162,900     x                       162,900
Xerox Corp                        COM   984121103            14,766.00        250     x                           250
Xtra Corporation                  COM   984138107           748,781.00     16,300     x                        16,300


                                                       ---------------
                                                         97,802,652.00

                                         Title                                      Investment Discretion        Voting Authority
                                          of                                        ---------------------        ----------------
      Security                  Class    CUSIP            Market Value  Quantity   Sole  Share  Other Managers  Sole   Share   None
-----------------------------------------------------------------------------------------------------------------------------------

            PREFERRED STOCK
            ---------------
Wells Fargo & Co. Adj. "B"        PRD   949740823             3,712.00         75     x                           75
                                                       ---------------
                                                              3,712.00


                                                       ---------------
GRAND TOTAL                                              97,806,364.00
                                                       ===============

                              Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      98

Form 13F Information Table Value Total:     $97,806
                                           (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.